Provisions	12 Months Ended
Dec. 31, 2024
Provisions
Provisions

Note 21. Provisions

Skr mn	December 31, 2024	December 31, 2023
Pension liabilities[1]	7	10
Long term employee benefit	2	3
Off balance, expected credit losses[2]	3	38
Total	12	51
1	See Note 5.
2	Provisions for expected credit losses for off-balance-sheet exposures, in accordance with IFRS 9, see Note 9.